Provision For Income Taxes And Deferred Income Taxes - Summary of Movement in Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of the year	$ (21,451)	$ (4,459)
Recognized in profit/loss	4,447	(1,176)
Recognized in goodwill	(30,199)	(16,108)
Recognized in equity	1,504	292
Balance at the end of the year	$ (45,699)	$ (21,451)